May 3, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus U.S. Treasury Long Term Fund
 1933 Act File No.: 33-00826
 1940 Act File No.: 811-04429
 CIK No.: 0000779129

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Universal Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2016.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/ Gina M. Gomes
Gina M. Gomes
Paralegal